RELATED PARTY TRANSACTIONS AND PARTY IN INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
North America 401(k) Savings Plan
RELATED PARTY TRANSACTIONS AND PARTY IN INTEREST TRANSACTIONS
RELATED PARTY TRANSACTIONS AND PARTY IN INTEREST TRANSACTIONS

7.          RELATED PARTY TRANSACTIONS AND PARTY IN INTEREST TRANSACTIONS

The Plan invests in collective investment funds offered and managed by BlackRock Institutional Trust Company N.A. (“BlackRock”). Blackrock is a custodian of certain of the Plan’s investments and, therefore, these transactions qualify as party in interest transactions. Blackrock charged the Plan investment management fees of $233,531 for the year ended December 31, 2025. As of December 31, 2025, $54,663 was payable to Blackrock.

Fidelity charged the plan recordkeeping fees of $1,286,398 for the year ended December 31, 2025, of which $302,595 and $604,723 was payable as of December 31, 2025 and 2024, respectively, and is included in accrued administrative expenses on the accompanying statements of net assets available for benefits.

Morgan Stanley charged the Plan administrative fees of $170,000 for the year ended December 31, 2025, of which $42,500 was payable as of December 31, 2025 and is included in accrued administrative expenses on the accompanying statements of net assets available for benefits.

The Plan invests in ADRs representing shares of Fresenius Medical Care AG, the parent company of the Plan Sponsor. Transactions in such investments are considered party-in-interest transactions as defined by ERISA but are exempt from the prohibited transaction rules.